Stockholders' Equity (Details) - USD ($)			1 Months Ended					3 Months Ended	12 Months Ended
	Mar. 10, 2022	Jul. 01, 2021	Feb. 18, 2022	Feb. 16, 2022	Feb. 14, 2022	Aug. 18, 2021	Sep. 30, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022	Dec. 06, 2021	Jun. 29, 2021	Apr. 21, 2021	Nov. 30, 2020	Jun. 15, 2020
Stockholders' Equity (Details) [Line Items]
Issuance of series A convertible preferred stock													8,000
Dividend right descriptions					Prior to February 14, 2022 (the IPO Date), holders of series A convertible preferred stock were entitled to receive cumulative dividends at a rate of 7.5% of the stated value per share ($1,000, subject to adjustment) per annum, which increased to 15% per annum after November 23, 2021 and 24% per annum after December 31, 2021.				Holders of series A convertible preferred stock are entitled to receive cumulative dividends at a rate of 7.5% of the stated value per share ($1,000, subject to adjustment) per annum, which shall increase to 15% per annum after November 23, 2021 and 24% per annum after December 31, 2021; provided, however, that no dividends shall accrue following the IPO Date.
Conversion price (in Dollars per share)								$ 0.6667
Common stock percentage								4.99%
Holders percentage								9.99%
Sale of common stock			1,440,000
Purchase of warrant (in Dollars)						$ 2,999,852
Gross proceed (in Dollars)						$ 2,000,000
Private placement						2,000
Sale of convertible preferred stock						2,000
Underwriting agreement description				the Company entered into an underwriting agreement with Dawson James Securities, Inc., as representative of the several underwriters named on Schedule I thereto, relating to its IPO of units, each unit consisting of one share of common stock, a series A warrant to purchase one share of common stock and a series B warrant to purchase one share of common stock. Pursuant to the underwriting agreement, the Company agreed to sell 1,440,000 units to the underwriters, at a purchase price per unit of $9.10 (the offering price to the public of $10.00 per unit minus the underwriters’ discount), and also agreed to grant to the underwriters a 45-day option to purchase up to 216,000 additional shares of common stock, up to 216,000 additional series A warrants, and/or up to 216,000 additional series B warrants, in any combination thereof, at a purchase price to the public of $9.98 per share and $0.01 per warrant, less underwriting discounts and commissions, solely to cover over-allotments, if any.
Common stock shares issued								31,657,408	13,937,500	13,805,000		42,500		45,000		6,625,000
Total gross proceed (in Dollars)			$ 14,404,128
Net proceed (in Dollars)			$ 12,738,288
Additional share of common stock			42,500
Additional shares issued			57,223
Granted restricted stock description	the Company granted restricted stock awards for an aggregate of 877,000 shares of common stock to certain directors, officers and consultants. A total of 677,000 of these shares vested in full on the date of grant. The remaining 200,000 shares, which were granted to independent directors, vest monthly over a one-year period which were recorded as a prepaid of $171,967 at March 31, 2022. A total of 547,000 of these shares were granted under the 2020 Stock Incentive Plan described below. The remaining 330,000 were granted under the 2022 Equity Incentive Plan described below. The shares, valued at $822,626, were based on the closing trading price per share of $0.938 on the date of the grant.
Shares issued								1,437,730
Warrants, description							the Company adopted its 2020 Incentive Plan (the “2020 Plan”) under which the Company is authorized to issue awards for up to 2,000,000 shares of common stock to directors, officers, employees and consultants who provide services to the Company. Awards that may be granted include incentive stock options, non-qualified stock options and awards of restricted stock. At March 31, 2022 and December 31, 2021, there were 3,000 and 550,000 shares of common stock available for issuance under the 2020 Plan, respectively.
Common stock shares authorized											2,000,000
Stock option shares issuance									550,000	750,000
Compensation expense related to vesting of options (in Dollars)								$ 0
Trading days									3 days
Shall entail late fee rate per annum									15.00%
stated value percentage									150.00%
Conversion price per share (in Dollars per share)									$ 0.6667
Conversion price description									the conversion price shall be reduced to equal the product of (i) the then conversion price and (ii) the quotient obtained by dividing (A) the pre-money valuation of the Company on the IPO Date and (B) $75,000,000. Notwithstanding the foregoing, the Company shall not effect any conversion, and a holder shall not have the right to convert, any portion of the series A convertible preferred stock to the extent that, after giving effect to the conversion, such holder (together with such holder’s affiliates) would beneficially own in excess of 4.99% of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares issuable upon the conversion. This limitation may be waived (up to a maximum of 9.99%) by the holder and in its sole discretion, upon not less than sixty-one (61) days’ prior notice to us.
Common stock per share (in Dollars per share)								$ 0.0001	$ 0.0001	$ 0.0001				$ 4
Common stock value (in Dollars)								$ 3,166	$ 1,394	$ 1,381					$ 51,800
Common stock services rendered (in Dollars)																$ 66,250
Authorized issue								100,000,000	100,000,000	100,000,000
Company recognized (in Dollars)									$ 1,000
Stock options granted									200,000	1,250,000
Recognized (in Dollars)									$ 3,000
2020 plan [Member]
Stockholders' Equity (Details) [Line Items]
Authorized issue										2,000,000
Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Sale of common stock		6,000
Purchase of warrant (in Dollars)		$ 8,999,552
Gross proceed (in Dollars)		$ 6,000,000
Series A convertible preferred stock issued								7,000
Sale of convertible preferred stock								10,499,469
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock shares issued			2,168,492											20,000		5,180,000
Common stock per share (in Dollars per share)														$ 2
The 2022 Plan [Member]
Stockholders' Equity (Details) [Line Items]
Stock option shares issuance								1,670,000
IPO [Member]
Stockholders' Equity (Details) [Line Items]
Exercise price (in Dollars per share)			$ 10
Additional shares issued			42,500
Per money valuation (in Dollars)									$ 75,000,000
Series A [Member]
Stockholders' Equity (Details) [Line Items]
Warrant purchased			206,390
Common stock shares issued			1,646,390
Exercise price (in Dollars per share)								$ 7
Series B [Member]
Stockholders' Equity (Details) [Line Items]
Warrant purchased			206,390
Common stock shares issued			1,646,390
Exercise price (in Dollars per share)								$ 10
Warrant exercise								1,437,730
Shares issued								1,437,730
Warrants shares								1,437,730
Series A Convertible Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Series A convertible preferred stock issued								7,000
Shares issued								10,499,469
Justin Francisco [Member]
Stockholders' Equity (Details) [Line Items]
Common stock shares issued			386,460
Conversion secured percentage			5.00%
Conversion secured percentage (in Dollars)			$ 1,900,000
Sasson E. Moulavi [Member]
Stockholders' Equity (Details) [Line Items]
Common stock shares issued			623,200
Conversion secured percentage			6.00%
Conversion secured percentage (in Dollars)			$ 3,000,000
East West Capital LLC [Member]
Stockholders' Equity (Details) [Line Items]
Common stock shares issued			229,834
Conversion secured percentage (in Dollars)			$ 500,000
GSP [Member]
Stockholders' Equity (Details) [Line Items]
Common stock shares issued			14,723
Common stock value (in Dollars)												$ 425,000